SELECTED CONSOLIDATED STATEMENTS OF OPERATIONS DATA (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of selected consolidated statements of operations data [Abstract]
Schedule of Income and Expenses
A.	Revenues:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars

Sale of products	338,245	311,978	294,202	90,247

B.	Cost of sales:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars

Purchases	240,998	222,351	220,088	64,300
Transportation	1,966	1,579	1,523	525
Depreciation and amortization	2,314	2,323	2,287	617
Maintenance	4,175	5,202	3,881	1,114
Other costs and expenses	1,910	2,062	1,278	510
	251,363	233,517	229,057	67,066
Change in finished goods	(11,331)	4,128	(11,472)	(3,023)
	240,032	237,645	217,585	64,043

C.	Selling expenses:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	15,058	14,316	12,969	4,016
Transportation and maintenance	12,541	11,619	9,555	3,346
Vehicles	3,908	3,564	3,833	1,043
Advertising and promotion	4,766	5,472	6,694	1,272
Depreciation and amortization	804	784	821	215
Others	6,746	6,335	5,533	1,800
	43,823	42,090	39,405	11,692

D.	General and administrative expenses:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars

Salaries and related expenses	10,442	8,922	9,126	2,786
Office maintenance	1,411	1,182	1,106	376
Professional fees	2,432	3,436	3,230	649
Vehicles	545	713	602	145
Depreciation and amortization	552	599	652	147
Bad and doubtful debts	(59)	226	(1,292)	(16)
Communication	60	136	116	16
Other	1,303	625	1,037	349
	16,686	15,839	14,577	4,452

E.	Employees benefit costs:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars

Payroll (without payment to related parties)	21,148	21,131	20,144	5,642
	21,148	21,131	20,144	5,642

F.	Depreciation and amortization:

	Year ended December 31,
	2 0 1 8	2 0 1 7	2 0 1 6	2 0 1 8
	NIS	NIS	NIS	US Dollars

Depreciation of fixed assets (see note 6)	3,614	3,682	3,762	964